Supplemental Cash Flow Information - Details of Other in the Consolidated Statement of Cash Flow (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other In Consolidated Statement Of Cash Flow [abstract]
Non-cash employee benefit charges	$ 157	$ 155
Net losses (gains) on foreign exchange and derivative financial instruments	47	(32)
Share of post-tax losses in equity method investments	599	233
Revaluation of Refinitiv warrants (see note 20)	(419)
Other	1	9
Total	$ 385	$ 365